Mohegan Ventures-Northwest, LLC (Cowlitz Project) - Additional Information (Detail) (Cowlitz Project, USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2006 acre
Salishan-Mohegan, LLC
Schedule of Long-term Development Projects [Line Items]
Development fee	3.00%
Area of land purchased (in acres)			152
Term of project	7 years
Management fee	24.00%
Basis spread on variable rate	10.00%
Receivables including accrued interest	$ 48.0	$ 40.0
Allowance for doubtful collection	$ 14.4	$ 12.0
Salishan-Mohegan, LLC | Mohegan Ventures-Northwest, LLC
Schedule of Long-term Development Projects [Line Items]
Membership or limited partnership interest percentage	49.15%
Salishan-Mohegan, LLC | Salishan Company Llc
Schedule of Long-term Development Projects [Line Items]
Membership or limited partnership interest percentage	41.00%
Salishan-Mohegan, LLC | Mohegan Tribe Of Indians Of Connecticut
Schedule of Long-term Development Projects [Line Items]
Membership or limited partnership interest percentage	9.85%
Salishan-Mohegan Two | Salishan-Mohegan, LLC
Schedule of Long-term Development Projects [Line Items]
Membership or limited partnership interest percentage	100.00%